Note 15 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2023 USD ($)
2024	$ 911,874
2025	730,379
2026	513,471
2027	248,851
2028	212,405
2029 and thereafter	409,013
Total	$ 3,025,993